UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2013

Item 1:     Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.49%

Aerospace & Defense 1.91%

Lockheed Martin Corp.	23,600	$2,339
United Technologies Corp.	25,800	2,355

Total		4,694

Airlines 0.48%

Copa Holdings SA Class A (Panama)(a)	9,400	1,180

Automobiles 2.01%

Ford Motor Co.	360,400	4,941

Capital Markets 1.77%

Ares Capital Corp.	239,704	4,353

Chemicals 0.58%

CF Industries Holdings, Inc.	7,700	1,436

Commercial Banks 5.26%

BB&T Corp.	87,600	2,695
Fifth Third Bancorp	163,100	2,778
SunTrust Banks, Inc.	178,200	5,212
Wells Fargo & Co.	59,500	2,260

Total		12,945

Communications Equipment 2.71%

Cisco Systems, Inc.	319,000	6,673

Computers & Peripherals 0.95%

Hewlett-Packard Co.	79,500	1,638
NCR Corp.*	26,000	709

Total		2,347

Consumer Finance 1.84%

Capital One Financial Corp.	78,400	4,530

Containers & Packaging 1.40%

Rock-Tenn Co. Class A	34,400	3,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Diversified Financial Services 6.66%

Bank of America Corp.	40,000	$492
Citigroup, Inc.	121,400	5,665
JPMorgan Chase & Co.	209,100	10,248

Total		16,405

Diversified Telecommunication Services 2.65%

AT&T, Inc.	130,900	4,904
Verizon Communications, Inc.	30,300	1,633

Total		6,537

Electric: Utilities 2.75%

Edison International	9,400	506
Entergy Corp.	11,000	783
NV Energy, Inc.	59,900	1,296
PPL Corp.	125,200	4,179

Total		6,764

Electrical Equipment 1.13%

Emerson Electric Co.	50,000	2,775

Energy Equipment & Services 1.37%

Atwood Oceanics, Inc.*	60,500	2,968
Rowan Cos., plc Class A*	12,800	416

Total		3,384

Food & Staples Retailing 2.71%

Kroger Co. (The)	100,400	3,452
Wal-Mart Stores, Inc.	41,600	3,233

Total		6,685

Food Products 2.39%

Archer Daniels Midland Co.	24,800	842
Bunge Ltd.	7,100	512
Kellogg Co.	69,800	4,540

Total		5,894

Health Care Equipment & Supplies 2.33%

Baxter International, Inc.	69,000	4,821
Becton, Dickinson & Co.	9,700	915

Total		5,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Health Care Providers & Services 2.47%

Cardinal Health, Inc.	116,800	$5,165
UnitedHealth Group, Inc.	15,400	923

Total		6,088

Household Products 1.34%

Kimberly-Clark Corp.	22,600	2,332
Procter & Gamble Co. (The)	12,700	975

Total		3,307

Independent Power Producers & Energy Traders 1.79%

AES Corp. (The)	317,200	4,396

Industrial Conglomerates 2.89%

3M Co.	35,700	3,738
General Electric Co.	151,100	3,368

Total		7,106

Information Technology Services 1.22%

Genpact Ltd.	31,700	590
Paychex, Inc.	66,600	2,425

Total		3,015

Insurance 8.53%

Aflac, Inc.	79,900	4,350
Allstate Corp. (The)	56,600	2,788
Berkshire Hathaway, Inc. Class B*	6,100	649
Everest Re Group Ltd.	17,300	2,335
Hartford Financial Services Group, Inc.	85,900	2,413
Prudential Financial, Inc.	72,300	4,368
Travelers Cos., Inc. (The)	47,900	4,091

Total		20,994

Leisure Equipment & Products 0.21%

Hasbro, Inc.	10,800	512

Machinery 0.75%

Illinois Tool Works, Inc.	28,500	1,840

Media 2.57%

Comcast Corp. Class A	17,800	735
Time Warner, Inc.	93,600	5,596

Total		6,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Metals & Mining 1.82%

Allegheny Technologies, Inc.	80,200	$2,164
Freeport-McMoRan Copper & Gold, Inc.	17,100	520
Newmont Mining Corp.	55,100	1,785

Total		4,469

Multi-Line Retail 2.20%

Kohl’s Corp.	56,600	2,664
Target Corp.	39,200	2,766

Total		5,430

Multi-Utilities 1.85%

PG&E Corp.	93,900	4,549

Oil, Gas & Consumable Fuels 13.92%

Anadarko Petroleum Corp.	25,400	2,153
Apache Corp.	5,500	406
Chevron Corp.	61,400	7,491
Denbury Resources, Inc.*	83,900	1,501
Exxon Mobil Corp.	95,100	8,463
Murphy Oil Corp.	61,600	3,825
Noble Energy, Inc.	12,900	1,462
Occidental Petroleum Corp.	52,200	4,659
QEP Resources, Inc.	56,800	1,631
Valero Energy Corp.	66,800	2,693

Total		34,284

Personal Products 0.46%

Avon Products, Inc.	48,500	1,123

Pharmaceuticals 7.24%

AbbVie, Inc.	34,000	1,566
Actavis, Inc.*	29,600	3,130
Bristol-Myers Squibb Co.	48,800	1,938
Eli Lilly & Co.	8,000	443
Johnson & Johnson	5,900	503
Mylan, Inc.*	127,900	3,723
Pfizer, Inc.	224,500	6,526

Total		17,829

Professional Services 0.21%

Towers Watson & Co. Class A	7,100	518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 4.27%

Annaly Capital Management, Inc.	30,500	$486
Boston Properties, Inc.	5,400	591
Brandywine Realty Trust	34,500	515
Camden Property Trust	12,400	897
Health Care REIT, Inc.	16,600	1,244
Home Properties, Inc.	7,100	458
Liberty Property Trust	20,700	890
Mid-America Apartment Communities, Inc.	11,000	756
Senior Housing Properties Trust	18,400	523
Simon Property Group, Inc.	11,500	2,048
Ventas, Inc.	11,600	924
Vornado Realty Trust	5,300	464
Weingarten Realty Investors	20,800	709

Total		10,505

Road & Rail 1.58%

CSX Corp.	158,600	3,900

Semiconductors & Semiconductor Equipment 0.66%

Broadcom Corp. Class A	33,000	1,188
Maxim Integrated Products, Inc.	14,100	436

Total		1,624

Software 0.65%

Rovi Corp. *	68,000	1,591

Specialty Retail 0.87%

Home Depot, Inc. (The)	29,100	2,134

Tobacco 1.09%

Altria Group, Inc.	73,600	2,687

Total Common Stocks (cost $224,218,020)		244,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2013

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.24%

Repurchase Agreement

Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $610,000 of U.S. Treasury Note at 1.25% due 4/15/2014; value: $616,841; proceeds: $603,004 (cost $603,004)	$603	$603

Total Investments in Securities 99.73% (cost $224,821,024)		245,559

Cash and Other Assets in Excess of Liabilities(b) 0.27%		657

Net Assets 100.00%		$246,216

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at April 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

E-Mini S&P 500 Index	June 2013	4	Long	$318,440	$1,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.75%

Aerospace & Defense 0.79%

Triumph Group, Inc.	26,300	$2,101

Airlines 1.07%

Copa Holdings SA Class A (Panama)(a)	22,500	2,826

Auto Components 0.40%

TRW Automotive Holdings Corp.*	17,800	1,069

Beverages 1.21%

Molson Coors Brewing Co. Class B	62,100	3,204

Capital Markets 3.62%

Ares Capital Corp.	264,100	4,796
Artisan Partners Asset Management, Inc.*	17,100	638
TD Ameritrade Holding Corp.	207,300	4,127

Total		9,561

Chemicals 2.74%

Ashland, Inc.	12,657	1,078
CF Industries Holdings, Inc.	19,700	3,674
Huntsman Corp.	29,200	551
Westlake Chemical Corp.	23,489	1,953

Total		7,256

Commercial Banks 6.14%

CIT Group, Inc.*	112,000	4,761
Fifth Third Bancorp	97,200	1,655
First Niagara Financial Group, Inc.	299,400	2,847
M&T Bank Corp.	12,900	1,293
SunTrust Banks, Inc.	194,500	5,689

Total		16,245

Computers & Peripherals 0.93%

NCR Corp.*	29,200	797
NetApp, Inc.*	47,500	1,657

Total		2,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Construction & Engineering 1.95%

Fluor Corp.	63,000	$3,590
URS Corp.	35,500	1,559

Total		5,149

Containers & Packaging 1.50%

Rock-Tenn Co. Class A	39,600	3,966

Diversified Financial Services 0.30%

McGraw-Hill Cos., Inc. (The)	14,800	801

Electric: Utilities 7.98%

Edison International	70,400	3,788
Entergy Corp.	44,000	3,134
Great Plains Energy, Inc.	170,900	4,124
NV Energy, Inc.	204,400	4,421
PPL Corp.	168,550	5,626

Total		21,093

Electrical Equipment 2.09%

Eaton Corp. plc (Ireland)(a)	90,200	5,539

Electronic Equipment, Instruments & Components 1.75%

FLIR Systems, Inc.	45,400	1,103
Jabil Circuit, Inc.	197,400	3,514

Total		4,617

Energy Equipment & Services 2.03%

Atwood Oceanics, Inc.*	6,600	324
Nabors Industries Ltd.	73,900	1,093
Rowan Cos., plc Class A*	121,100	3,939

Total		5,356

Food Products 3.15%

Bunge Ltd.	53,700	3,878
Campbell Soup Co.	87,800	4,075
Ingredion, Inc.	5,300	381

Total		8,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 1.16%

St. Jude Medical, Inc.	74,600	$3,075

Health Care Providers & Services 4.03%

CIGNA Corp.	60,500	4,004
Community Health Systems, Inc.	67,700	3,085
HCA Holdings, Inc.	52,100	2,078
Humana, Inc.	9,800	726
Universal Health Services, Inc. Class B	11,400	759

Total		10,652

Hotels, Restaurants & Leisure 0.69%

Brinker International, Inc.	47,100	1,832

Household Durables 0.98%

Leggett & Platt, Inc.	80,600	2,599

Independent Power Producers & Energy Traders 2.17%

AES Corp. (The)	414,300	5,742

Information Technology Services 3.21%

Broadridge Financial Solutions, Inc.	70,900	1,786
Fidelity National Information Services, Inc.	37,200	1,564
Paychex, Inc.	140,900	5,130

Total		8,480

Insurance 8.87%

Aspen Insurance Holdings Ltd.	16,960	648
Everest Re Group Ltd.	46,600	6,291
Hanover Insurance Group, Inc. (The)	13,400	676
Hartford Financial Services Group, Inc.	185,000	5,197
Lincoln National Corp.	106,000	3,605
Protective Life Corp.	76,700	2,919
Reinsurance Group of America, Inc.	8,298	519
Unum Group	22,600	630
XL Group plc (Ireland)(a)	95,200	2,964

Total		23,449

Leisure Equipment & Products 2.09%

Hasbro, Inc.	78,641	3,725
Mattel, Inc.	39,300	1,795

Total		5,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Machinery 3.22%

Dover Corp.	39,500	$2,725
Flowserve Corp.	15,900	2,514
Manitowoc Co., Inc. (The)	34,650	650
PACCAR, Inc.	14,500	722
Pentair Ltd. (Switzerland)(a)	35,200	1,913

Total		8,524

Media 0.40%

Gannett Co., Inc.	26,000	524
Interpublic Group of Cos., Inc. (The)	38,500	533

Total		1,057

Metals & Mining 1.94%

Allegheny Technologies, Inc.	190,000	5,126

Multi-Line Retail 2.49%

Kohl’s Corp.	88,400	4,160
Macy’s, Inc.	54,600	2,435

Total		6,595

Oil, Gas & Consumable Fuels 7.21%

Denbury Resources, Inc.*	244,100	4,367
Murphy Oil Corp.	71,900	4,464
Noble Energy, Inc.	28,900	3,274
Tesoro Corp.	15,300	817
Valero Energy Corp.	152,400	6,145

Total		19,067

Pharmaceuticals 2.52%

Actavis, Inc.*	24,500	2,590
Mylan, Inc.*	139,900	4,073

Total		6,663

Professional Services 0.88%

Towers Watson & Co. Class A	31,800	2,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 12.64%

Alexandria Real Estate Equities, Inc.	13,200	$961
American Capital Agency Corp.	62,600	2,085
Annaly Capital Management, Inc.	65,600	1,046
AvalonBay Communities, Inc.	3,250	432
BioMed Realty Trust, Inc.	59,600	1,342
Boston Properties, Inc.	11,000	1,204
Brandywine Realty Trust	79,900	1,193
Camden Property Trust	17,500	1,266
CBL & Associates Properties, Inc.	53,900	1,301
DDR Corp.	90,000	1,651
Extra Space Storage, Inc.	16,416	715
HCP, Inc.	20,900	1,114
Health Care REIT, Inc.	34,300	2,571
Home Properties, Inc.	15,400	993
Host Hotels & Resorts, Inc.	22,800	417
Kimco Realty Corp.	80,800	1,921
Liberty Property Trust	32,900	1,414
Macerich Co. (The)	10,500	736
Mack-Cali Realty Corp.	34,100	947
Mid-America Apartment Communities, Inc.	20,500	1,409
Plum Creek Timber Co., Inc.	13,200	680
ProLogis, Inc.	30,000	1,258
Retail Properties of America, Inc.	35,000	536
Ventas, Inc.	48,000	3,822
Vornado Realty Trust	21,600	1,891
Weyerhaeuser Co.	17,200	525

Total		33,430

Road & Rail 0.25%

Hertz Global Holdings, Inc.*	27,400	660

Semiconductors & Semiconductor Equipment 2.48%

Analog Devices, Inc.	52,900	2,327
Maxim Integrated Products, Inc.	136,900	4,234

Total		6,561

Software 1.14%

Activision Blizzard, Inc.	43,200	646
Rovi Corp.*	73,200	1,712
Symantec Corp.*	27,200	661

Total		3,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2013

Investments	Shares	Fair Value (000)

Specialty Retail 1.61%

Aaron’s, Inc.	16,000	$459
DSW, Inc. Class A	10,400	688
Tiffany & Co.	42,100	3,102

Total		4,249

Textiles, Apparel & Luxury Goods 0.48%

Deckers Outdoor Corp.*	22,800	1,257

Tobacco 0.49%

Lorillard, Inc.	30,200	1,295

Trading Companies & Distributors 0.70%

Air Lease Corp.	67,500	1,857

Wireless Telecommunication Services 0.45%

Telephone & Data Systems, Inc.	53,500	1,201

Total Common Stocks (cost $233,874,904)		263,800

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.24%

Repurchase Agreement

Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $645,000 of U.S. Treasury Note at 1.25% due 4/15/2014 value: $652,234; proceeds: $639,143 (cost $639,143)	$639	639

Total Investments in Securities 99.99% (cost $234,514,047)		264,439

Cash and Other Assets in Excess of Liabilities(b) 0.01%		24

Net Assets 100.00%		$264,463

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2013

Open Futures Contracts at April 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

E-Mini S&P 500 Index	June 2013	4	Long	$318,440	$1,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND April 30, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 94.89%

Aerospace & Defense 3.55%

Esterline Technologies Corp.*	88,000	$6,603
HEICO Corp.	72,200	3,177
HEICO Corp. Class A	90,000	3,044
LMI Aerospace, Inc.*	94,797	2,028
Teledyne Technologies, Inc.*	75,600	5,675

Total		20,527

Airlines 0.27%

US Airways Group, Inc.*	92,100	1,556

Building Products 0.16%

NCI Building Systems, Inc.*	54,669	936

Capital Markets 1.14%

Stifel Financial Corp.*	203,800	6,566

Chemicals 2.95%

Axiall Corp.	207,600	10,889
HB Fuller Co.	162,074	6,142

Total		17,031

Commercial Banks 13.17%

CapitalSource, Inc.	730,000	6,533
Columbia Banking System, Inc.	170,000	3,650
FNB Corp.	214,100	2,439
IBERIABANK Corp.	85,000	3,878
National Penn Bancshares, Inc.	520,000	5,091
PacWest Bancorp	326,479	9,053
Popular, Inc.*	224,815	6,405
Prosperity Bancshares, Inc.	175,000	8,039
SCBT Financial Corp.	115,953	5,539
Susquehanna Bancshares, Inc.	413,800	4,829
SVB Financial Group*	166,400	11,833
Synovus Financial Corp.	2,821,300	7,589
Western Alliance Bancorp*	68,321	1,005
Wintrust Financial Corp.	7,273	261

Total		76,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND April 30, 2013

Investments	Shares	Fair Value (000)

Construction & Engineering 3.04%

EMCOR Group, Inc.	145,000	$5,423
Great Lakes Dredge & Dock Co.	353,400	2,445
URS Corp.	220,400	9,680

Total		17,548

Construction Materials 0.97%

CaesarStone Sdot Yam Ltd. (Israel)*(a)	240,000	5,630

Consumer Finance 2.75%

Encore Capital Group, Inc.*	161,017	4,587
Portfolio Recovery Associates, Inc.*	92,054	11,300

Total		15,887

Containers & Packaging 2.30%

Berry Plastics Group, Inc.*	699,717	13,295

Distributors 1.95%

Pool Corp.	230,000	11,275

Diversified Consumer Services 2.21%

Capella Education Co.*	97,100	3,439
K12, Inc.*	367,600	9,363

Total		12,802

Electrical Equipment 1.65%

Encore Wire Corp.	148,000	4,847
Powell Industries, Inc.*	95,000	4,678

Total		9,525

Electronic Equipment, Instruments & Components 1.94%

Anixter International, Inc.	103,000	7,389
Measurement Specialties, Inc.*	81,574	3,489
Methode Electronics, Inc.	25,000	360

Total		11,238

Energy Equipment & Services 1.02%

GulfMark Offshore, Inc. Class A	142,100	5,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND April 30, 2013

Investments	Shares	Fair Value (000)

Food Products 3.26%

J & J Snack Foods Corp.	157,698	$11,830
Sanderson Farms, Inc.	115,000	7,045

Total		18,875

Gas Utilities 2.29%

New Jersey Resources Corp.	167,500	7,906
Piedmont Natural Gas Co., Inc.	155,000	5,337

Total		13,243

Health Care Equipment & Supplies 3.00%

Greatbatch, Inc.*	515,000	14,389
West Pharmaceutical Services, Inc.	46,600	2,976

Total		17,365

Health Care Providers & Services 7.25%

ExamWorks Group, Inc.*	720,000	13,032
IPC The Hospitalist Co., Inc.*	70,000	3,194
Magellan Health Services, Inc.*	93,800	4,799
Providence Service Corp. (The)*	348,600	6,104
VCA Antech, Inc.*	237,900	5,733
WellCare Health Plans, Inc.*	155,000	9,038

Total		41,900

Hotels, Restaurants & Leisure 4.69%

Bally Technologies, Inc.*	235,000	12,521
Brinker International, Inc.	375,000	14,587

Total		27,108

Information Technology Services 1.11%

Cardtronics, Inc.*	134,100	3,756
FleetCor Technologies, Inc.*	34,740	2,672

Total		6,428

Insurance 3.73%

First American Financial Corp.	215,000	5,756
ProAssurance Corp.	107,000	5,242
RLI Corp.	147,410	10,591

Total		21,589

Machinery 3.47%

Greenbrier Cos, Inc.*	90,000	2,030
Middleby Corp.*	15,500	2,319
Oshkosh Corp.*	400,000	15,704

Total		20,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND April 30, 2013

Investments	Shares	Fair Value (000)

Multi-Utilities 1.03%

NorthWestern Corp.	138,000	$5,937

Paper & Forest Products 2.07%

KapStone Paper and Packaging Corp.	405,000	11,980

Professional Services 0.28%

Mistras Group, Inc.*	85,900	1,628

Real Estate Investment Trusts 3.17%

BioMed Realty Trust, Inc.	235,000	5,290
First Industrial Realty Trust, Inc.	185,000	3,319
Liberty Property Trust	66,900	2,876
Mid-America Apartment Communities, Inc.	99,300	6,825

Total		18,310

Real Estate Management & Development 2.06%

Jones Lang LaSalle, Inc.	120,000	11,882

Semiconductors & Semiconductor Equipment 1.75%

Semtech Corp.*	315,000	10,102

Software 4.52%

Informatica Corp.*	155,000	5,104
Mentor Graphics Corp.	480,000	8,765
SS&C Technologies Holdings, Inc.*	400,000	12,276

Total		26,145

Specialty Retail 5.84%

Chico’s FAS, Inc.	640,000	11,693
DSW, Inc. Class A	85,000	5,620
Hibbett Sports, Inc.*	120,000	6,582
Pier 1 Imports, Inc.	425,000	9,864

Total		33,759

Textiles, Apparel & Luxury Goods 2.14%

Oxford Industries, Inc.	128,000	7,569
Crocs, Inc.*	300,000	4,806

Total		12,375

Thrifts & Mortgage Finance 0.39%

EverBank Financial Corp.	140,000	2,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND April 30, 2013

Investments	Shares	Fair Value (000)

Trading Companies & Distributors 3.77%

DXP Enterprises, Inc.*	43,000	$2,876
Houston Wire & Cable Co.	86,693	1,181
WESCO International, Inc.*	145,100	10,402
MRC Global, Inc.*	245,000	7,337

Total		21,796

Total Common Stocks (cost $480,299,258)		548,589

	Principal Amount (000)

SHORT-TERM INVESTMENT 6.13%

Repurchase Agreement

Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $35,740,000 of U.S. Treasury Note at 1.25% due 4/15/2014; value: $36,140,824; proceeds: $35,429,611 (cost $35,429,601)	$35,430	35,430

Total Investments in Securities 101.02% (cost $515,728,859)		584,019

Liabilities in Excess of Other Assets (1.02)%		(5,869)

Net Assets 100.00%		$578,150

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust currently consists of the following three funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”), Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”) and Lord Abbett Small-Cap Blend Fund (“Small Cap Blend Fund”).

Each of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s investment objective is total return. Small Cap Blend Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Futures Contracts-Calibrated Large Cap Value and Calibrated Mid Cap Value Fund may purchase and sell index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.

(d)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(e)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;

	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing each Fund’s investments carried at fair value:

	Calibrated Large Cap Value Fund				Calibrated Mid Cap Value Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$244,956	$—	$—	$244,956	$263,800	$—	$—	$263,800
Repurchase Agreement	—	603	—	603	—	639	—	639

Total	$244,956	$603	$—	$245,559	$263,800	$639	$—	$264,439

Other Financial Instruments
Futures Contracts
Assets	$1,831	$—	$—	$1,831	$1,781	$—	$—	$1,781
Liabilities	—	—	—	—	—	—	—	—

Total	$1,831	$—	$—	$1,831	$1,781	$—	$—	$1,781

	Small Cap Blend Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$548,589	$—	$—	$548,589
Repurchase Agreement	—	35,430	—	35,430

Total	$548,589	$35,430	$—	$584,019

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. There were no level transfers during the period ended April 30, 2013.

(f)

Disclosures about Derivative Instruments and Hedging Activities-Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund entered into E-Mini S&P 500 Index futures contracts for the period ended April 30, 2013 (as described in note 2(c)) to manage cash. Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund bear the risk that the underlying index will move unexpectedly, in which case the Funds may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Schedule of Investments (unaudited)(concluded)

As of April 30, 2013, the Funds had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund

Asset Derivatives	Equity Index Contracts	Fair Value	Equity Index Contracts	Fair Value

Futures Contracts	$1,831	$1,831	$1,781	$1,781

Total	$1,831	$1,831	$1,781	$1,781

3. FEDERAL TAX INFORMATION

As of April 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund	Small Cap Blend Fund

Tax cost	$224,937,972	$234,951,349	$521,481,271

Gross unrealized gain	22,167,444	31,401,721	65,163,400
Gross unrealized loss	(1,546,797)	(1,914,137)	(2,625,525)

Net unrealized security gain	$20,620,647	$29,487,584	$62,537,875

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities, and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 and ASU 2013-1 will have on the Funds’ financial statement disclosures.

5. SUBSEQUENT EVENT

On February 28, 2013, Small Cap Blend Fund’s Board approved a proposal to reorganize the Fund into Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund to create a single larger fund. The reorganization requires the approval of Small Cap Blend Fund’s shareholders at a future shareholder meeting.

Item 2:     Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:     Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

	By:	/s/Daria L. Foster
Daria L. Foster President and Chief Executive Officer

Date: June 18, 2013

	By:	/s/Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: June 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster
Daria L. Foster President and Chief Executive Officer

Date: June 18, 2013

	By:	/s/Joan A. Binstock
Joan A. Binstock Chief Financial Officer and Vice President

Date: June 18, 2013